Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001517936
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2024
First Trust Commercial Mortgage Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s Prospectus, the following is added as the new third sentence in the fifth paragraph of the section entitled “Summary Information – Principal Investment Strategies” in the Fund’s prospectus:

Additionally, the Fund may take short positions in U.S. treasury futures contracts in order to manage the Fund’s duration.